Earnings Per Share - Schedule of Weighted-Average Number of Shares Used in the Calculation of Basic and Diluted Earnings Per Share (Details) - shares		6 Months Ended
	Mar. 17, 2026	Jun. 30, 2026
Schedule of Weighted-Average Number of Shares Used in the Calculation of Basic and Diluted Earnings Per Share [Abstract]
Shares as of December 31, 2025		37,316,546
(-) Treasury shares (cancelled on March 17)	72,626	72,626
Total shares as of March 17		37,243,920
(+) Issuance of new shares (issued on March 17 and delivered to Tupperware)		2,241,133
Shares as of June 2, 2026		39,485,053